PRINCIPAL ACCOUNTING POLICIES - Share incentive plans (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation disclosures
Number of options granted under share incentive plan	11,382,378	11,406,176	12,332,490
Number of option outstanding under share incentive plans (in shares)	84,256,927	80,127,058	84,592,976	77,474,702
Restricted stock units (RSUs) | Employees
Share-based compensation disclosures
Requisite service period	4 years	4 years	4 years
Ctrip 2007 Incentive Plan | Employee Stock Option | Employees | After Share Subdivision
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)	11,153,600	11,381,131
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs) | Employees | After Share Subdivision
Share-based compensation disclosures
Restricted stock units outstanding (in shares)	0	0
Global Incentive Plan | Employee Stock Option | Employees | After Share Subdivision
Share-based compensation disclosures
Number of options granted under share incentive plan	11,382,378	11,406,176	12,332,490
Number of option outstanding under share incentive plans (in shares)	73,103,327	68,745,927
Global Incentive Plan | Restricted stock units (RSUs) | Employees | After Share Subdivision
Share-based compensation disclosures
Number of options granted under share incentive plan	651,042
Restricted stock units outstanding (in shares)	751,542	301,502